ELECTRICITY CONCESSIONS AND AUTHORIZATIONS - Generation Concessions and Authorizations (Details)	12 Months Ended
Dec. 31, 2025 MW
Hydroelectric Power Plants (HPPs)
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	35,349
Hydroelectric Power Plants (HPPs) | Tucuruí
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	8,535
Hydroelectric Power Plants (HPPs) | Complexo de Paulo Afonso (Paulo Afonso I, II, III, IV e Apolonio Sales)
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	4,280
Hydroelectric Power Plants (HPPs) | Santo Antônio
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	3,568
Hydroelectric Power Plants (HPPs) | Xingó
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	3,162
Hydroelectric Power Plants (HPPs) | Itumbiara
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	2,082
Hydroelectric Power Plants (HPPs) | Teles Pires
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	1,820
Hydroelectric Power Plants (HPPs) | Luiz Gonzaga
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	1,480
Hydroelectric Power Plants (HPPs) | Marimbondo
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	1,440
Hydroelectric Power Plants (HPPs) | Serra da Mesa
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	1,275
Hydroelectric Power Plants (HPPs) | Furnas
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	1,216
Hydroelectric Power Plants (HPPs) | Sobradinho
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	1,050
Hydroelectric Power Plants (HPPs) | Estreito
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	1,050
Hydroelectric Power Plants (HPPs) | Foz do Chapecó
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	855
Hydroelectric Power Plants (HPPs) | Mascarenhas de Moraes
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	476
Hydroelectric Power Plants (HPPs) | Corumbá I
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	375
Hydroelectric Power Plants (HPPs) | Simplício - Anta
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	334
Hydroelectric Power Plants (HPPs) | Porto Colômbia
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	320
Hydroelectric Power Plants (HPPs) | Colíder
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	300
Hydroelectric Power Plants (HPPs) | Balbina
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	250
Hydroelectric Power Plants (HPPs) | Boa Esperança
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	237
Hydroelectric Power Plants (HPPs) | Samuel
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	217
Hydroelectric Power Plants (HPPs) | Manso
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	210
Hydroelectric Power Plants (HPPs) | Funil
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	216
Hydroelectric Power Plants (HPPs) | Baguari
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	140
Hydroelectric Power Plants (HPPs) | Retiro Baixo
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	84
Hydroelectric Power Plants (HPPs) | Coaracy Nunes
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	78
Hydroelectric Power Plants (HPPs) | Passo São João
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	77
Hydroelectric Power Plants (HPPs) | Batalha
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	53
Hydroelectric Power Plants (HPPs) | São Domingos
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	48
Hydroelectric Power Plants (HPPs) | Curuá-Una
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	43
Hydroelectric Power Plants (HPPs) | Funil
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	30
Hydroelectric Power Plants (HPPs) | Jaguari
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	28
Hydroelectric Power Plants (HPPs) | Pedra
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	20
Small Hydroelectric Power Plants (SHPs)
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	38
Small Hydroelectric Power Plants (SHPs) | João Borges
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	19
Small Hydroelectric Power Plants (SHPs) | Barra do Rio Chapéu
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	15
Small Hydroelectric Power Plants (SHPs) | Curemas
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	4
Wind Power Generation Plants (WPPs)
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	907
Wind Power Generation Plants (WPPs) | Coxilha Negra III
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	105
Wind Power Generation Plants (WPPs) | Coxilha Negra II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	101
Wind Power Generation Plants (WPPs) | Coxilha Negra IV
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	97
Wind Power Generation Plants (WPPs) | Casa Nova II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	33
Wind Power Generation Plants (WPPs) | Cerro Chato I
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	30
Wind Power Generation Plants (WPPs) | Cerro Chato II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	30
Wind Power Generation Plants (WPPs) | Cerro Chato III
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	30
Wind Power Generation Plants (WPPs) | Coxilha Seca
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	30
Wind Power Generation Plants (WPPs) | Casa Nova III
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	28
Wind Power Generation Plants (WPPs) | Casa Nova B
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	27
Wind Power Generation Plants (WPPs) | Casa Nova I A
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	27
Wind Power Generation Plants (WPPs) | Nossa Senhora de Fátima
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	30
Wind Power Generation Plants (WPPs) | Jandaia
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	27
Wind Power Generation Plants (WPPs) | Caiçara I
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	27
Wind Power Generation Plants (WPPs) | Ibirapuitã
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	25
Wind Power Generation Plants (WPPs) | Jandaia I
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	24
Wind Power Generation Plants (WPPs) | Junco I
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	24
Wind Power Generation Plants (WPPs) | Junco II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	24
Wind Power Generation Plants (WPPs) | São Januário
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	21
Wind Power Generation Plants (WPPs) | São Clemente
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	21
Wind Power Generation Plants (WPPs) | Caiçara II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	18
Wind Power Generation Plants (WPPs) | Coqueirinho 2
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	16
Wind Power Generation Plants (WPPs) | Tamanduá Mirim 2
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	16
Wind Power Generation Plants (WPPs) | Angical 2
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	10
Wind Power Generation Plants (WPPs) | Caititu 2
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	10
Wind Power Generation Plants (WPPs) | Caititu 3
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	10
Wind Power Generation Plants (WPPs) | Carcará
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	10
Wind Power Generation Plants (WPPs) | Corrupião 3
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	10
Wind Power Generation Plants (WPPs) | Papagaio
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	10
Wind Power Generation Plants (WPPs) | Capão do Inglês
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	10
Wind Power Generation Plants (WPPs) | Teiú 2
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	8
Wind Power Generation Plants (WPPs) | Galpões
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	8
Wind Power Generation Plants (WPPs) | Acauã
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	6
Wind Power Generation Plants (WPPs) | Arapapá
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	4
Solar Power Generation Plant (SPP)
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	105
Hydroelectric Power Plants (HPPs) Ownership Interest
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	17,605
Hydroelectric Power Plants (HPPs) Ownership Interest | Belo Monte
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	11,233
Electric power transmission lines, Percentage	49.98%
Hydroelectric Power Plants (HPPs) Ownership Interest | Jirau Energia S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	3,750
Electric power transmission lines, Percentage	40.00%
Hydroelectric Power Plants (HPPs) Ownership Interest | Três Irmãos
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	808
Electric power transmission lines, Percentage	49.90%
Hydroelectric Power Plants (HPPs) Ownership Interest | São Manoel
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	700
Electric power transmission lines, Percentage	33.33%
Hydroelectric Power Plants (HPPs) Ownership Interest | Peixe Angical
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	499
Electric power transmission lines, Percentage	40.00%
Hydroelectric Power Plants (HPPs) Ownership Interest | Sinop
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	402
Electric power transmission lines, Percentage	49.00%
Hydroelectric Power Plants (HPPs) Ownership Interest | Serra do Facão
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Installed Capacity (in watts)	213
Electric power transmission lines, Percentage	54.01%